Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Produced Content Net [Abstract]
Components of Produced Content, Net

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Released, less amortization and impairment
—Predominantly monetized with other content assets	1,857	2,850	447
—Predominantly monetized on its own	78	30	5

	1,935	2,880	452
In production, less impairment
—Predominantly monetized with other content assets	3,742	6,338	994
— Predominantly monetized on its own	82	504	79

	3,824	6,842	1,073
In development, less impairment
—Predominantly monetized with other content assets	666	1,134	178
—Predominantly monetized on its own	131	95	15

	797	1,229	193
Total	6,556	10,951	1,718

Summary of estimated amortization expense relating to the existing produced content
Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Within 1 year	1,192	187
Between 1 and 2 years	429	67
Between 2 and 3 years	300	47